Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets of the Company were mainly as follows:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Cost:
Trademark	437	486
License	3,530	3,530
Dealership	31,717	31,717

Total cost	35,684	35,733
Less: Accumulated amortization	(10,140)	(14,139)

Intangible assets, net	25,544	21,594

Schedule of Annual Estimated Amortization Expense for Intangible Assets
The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2024	2025	2026	2027	2028
Amortization expenses	3,867	3,438	3,207	3,203	3,187